Employee Stock Incentive Plans - Schedule of general terms of grants under RSU option plans (Detail) - Employee restricted stock unit option plans [member]	12 Months Ended
	Mar. 31, 2026 shares ₨ / shares	Mar. 31, 2025 shares ₨ / shares	Mar. 31, 2024 shares ₨ / shares	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options | shares	0	0	7,000	0	0	7,000	11,800
Exercise Price Rs. 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options	19,345,283	18,634,747	7,735,669	19,345,283	18,634,747	7,735,669
Weighted average remaining life (Months)	16 months	18 months	18 months
Weighted average exercise price | ₨ / shares	₨ 2	₨ 2	₨ 2
Exercise Price US $ 0.03 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options	36,943,057	36,956,579	18,851,226	36,943,057	36,956,579	18,851,226
Weighted average remaining life (Months)	18 months	19 months	20 months
Weighted average exercise price | $ / shares				$ 0.03	$ 0.03	$ 0.03